Note 16 - Receivables and Prepayments, Net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current prepayments and current accrued income [abstract]
Prepaid expenses and other receivables	$ 26,457	$ 30,579
Government entities	3,075	1,867
Employee advances and loans	4,672	8,189
Advances to suppliers and other advances	14,661	17,180
Government tax refunds on exports	2,723	670
Receivables from related parties	16,217	19,837
Miscellaneous	13,961	31,145
Receivables and prepayments, gross	81,766	109,467
Allowance for other doubtful accounts, see note 24 (i)	(3,917)	(4,892)
Current prepayments and other current assets	$ 77,849	$ 104,575